Risks Arising from Financial Instruments - Summary of Offsetting Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	$ 549	$ 391
Net amount recognized in the statement of financial position	549	391
Other offsetting agreements	(538)	(381)
Total net amount	11	10
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	(5,469)	(5,492)
Net amount recognized in the statement of financial position	(5,469)	(5,492)
Other offsetting agreements	538	381
Total net amount	$ (4,931)	$ (5,111)